Investment in Privately Held Company (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Investment in Privately Held Company [Line Items]
Cost Method Investments	$ 65,000		$ 65,000
Cost-method Investments, Other than Temporary Impairment	$ 0	$ 0	$ 35,000	$ 0